Fair Value Measurements - Schedule of change in the derivative liability forward purchase agreement (FY) (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule of change in the derivative liability forward purchase agreement [Abstract]
Derivative liability opening balance	$ 13,320,000	$ 11,655,000	$ 11,655,000
Change in fair value of derivative liability - forward purchase agreement	(2,664,000)	1,665,000	1,665,000
Derivative liability ending balance	$ 10,656,000	$ 13,320,000	$ 13,320,000